Consolidated Statements Of Stockholders' Equity (Deficit) (Parenthetical) (USD $)	12 Months Ended
	Mar. 31, 2010 Public Offering [Member]	Mar. 31, 2011 Private Placement [Member]
Offering costs	$ 1,257,904	$ 1,776,605